Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Guinness Atkinson Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000919160
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2022
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Guinness Atkinson Funds

Guinness Atkinson Alternative Energy Fund – (GAAEX)

Supplement dated March 22, 2023, to the

Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2022,

and Summary Prospectus dated May 9, 2022.

This supplement provides new and additional information beyond that contained in the Prospectus, Statement of Additional Information (“SAI”) and Summary Prospectus and should be retained and read in conjunction with the Prospectus, SAI and Summary Prospectus.

*	*	*

Effective January 1, 2023 (the “Effective Date”), Guinness Atkinson™ Asset Management, Inc. (the “Adviser”), the investment adviser to the Guinness Atkinson Alternative Energy Fund (the “Fund”), has voluntarily agreed to reduce the annual advisory fee it receives from the Fund from 1.00% of the Fund’s average daily net assets to 0.80%. Accordingly, as of the Effective Date, the following text supplements the Alternative Energy Fund Summary Section beginning on page 1 of the Prospectus and Summary Prospectus, and the Advisory Fee Rate table on page 60 of the SAI.

Accordingly, effective January 1, 2023, the “Fees and Expenses of the Fund” table on page 1 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:

Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%	[3]

[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[2]	Effective January 1, 2023, the Adviser has voluntarily agreed to reduce its annual advisory fee from 1.00% of the Fund’s average daily net assets to 0.80%. The Adviser may terminate this voluntary reduction at any time. The Adviser will not seek recoupment of any advisory fees waived pursuant to this voluntary reduction.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.98% through June 30, 2025. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.